Summary of Significant Accounting Policies (Details) - Schedule of a roll forward of the level 3 valuation financial instruments - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Schedule Of ARoll Forward Of The Level3 Valuation Financial Instruments Abstract
Balance at beginning of year	$ 86,884	$ 180,029
Initial valuation of derivative liabilities included in debt discount		223,358	212,344
Reclassification of derivative liability to gain on debt extinguishment		(26,629)
Change in fair value of derivative liabilities	(55,855)	(289,874)	(32,315)
Balance at end of the period	$ 153,206	$ 86,884	$ 180,029